CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares
Allowance for doubtful accounts	¥ 72,115	$ 11,084	¥ 71,987
Current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	133,406	20,504	140,487
Non-current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	¥ 4,134	$ 635	¥ 1,304
Treasury stock, shares	0	0	25,368,080
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	415,250,897	415,250,897	410,608,263
Ordinary shares, shares outstanding	409,345,857	409,345,857	380,922,773
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	1,006,398,742	1,006,398,742	1,015,128,452
Ordinary shares, shares outstanding	992,705,325	992,705,325	1,003,326,973